NET LOSS PER SHARE - Schedule of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net Income (Loss)	$ (33,424,111)	$ (18,946,370)	$ (79,971,847)
Net loss attributable to ordinary shareholders	$ (33,424,111)	$ (18,946,370)	$ (79,971,847)
Denominator:
Weightedaverage number of ordinary shares outstanding-basic	56,287,903	54,737,530	54,135,084
Weightedaverage number of ordinary shares outstanding-diluted	56,287,903	54,737,530	54,135,084
Net Loss per share-basic	$ (0.59)	$ (0.35)	$ (1.48)
Net Loss per share- diluted	$ (0.59)	$ (0.35)	$ (1.48)